Notes Payable and Unamortized Discount (Detail) $ in Thousands	Dec. 31, 2014 USD ($)
Debt Disclosure [Abstract]
Face value of convertible notes	$ 2,500
Accrued interest	36
Debt issuance costs associated with fair value of derivative	(7)
Total	2,529
Less: current portion	(2,036)
Total convertible notes, long-term	493
Total	$ 2,529